Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Sales, net	$ 548,970	$ 644,769	$ 669,893
Cost of sales	252,314	245,044	224,169
Gross profit	296,656	399,725	445,724
Operating expenses:
Research and development	60,152	59,777	63,238
Selling, marketing, general and administrative	91,355	93,413	89,971
Settlements and loss contingencies	558,924		(3,678)
Total operating expenses	710,431	153,190	149,531
Operating (loss) income	(413,775)	246,535	296,193
Financial income, net	(19,809)	(48,482)	(58,851)
Other gain, net	2,893	3,018	1,810
(Loss) income before income taxes	(391,073)	298,035	356,854
Tax expense	9,667	53,485	74,732
Net (loss) income	(400,740)	244,550	282,122
Net (loss) income attributable to non-controlling interest	(14,087)	309	345
Net (loss) income attributable to Taro	$ (386,653)	$ 244,241	$ 281,777
Net (loss) income per ordinary share attributable to Taro:
Basic and Diluted	$ (10.12)	$ 6.35	$ 7.23
Weighted-average number of ordinary shares used to compute net (loss) income per share:
Basic and Diluted	38,209,726	38,460,056	38,990,058